Operating Profit - Operating Expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Depreciation and impairment of owned property, plant and equipment	£ 3,969	£ 3,266	£ 2,470
Depreciation of assets held under finance leases	34	72	62
Impairment of non-current assets (tangibles and intangibles)	0	19	0
Amortisation of intangible assets	3,897	2,912	1,814
Net loss/(gain) on disposal of property, plant and equipment	(23)	(5)	107
Research and development expenditure credit	(1,278)	(1,008)	(1,322)
Government grants	(819)	(1,633)	(1,691)
Share-based compensation	12,022	1,505	854
Initial public offering expenses	1,055	4,537	0
Sarbanes-Oxley compliance readiness expenses	1,440	106	0
Secondary offering expenses	1,009	0	0
Operating lease costs, land and buildings	£ 9,941	£ 8,444	£ 6,443